Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class A | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Class A | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class C | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
Class C | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
Class C | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Class C | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Class C | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class FI | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
Class FI | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
Class FI | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Class FI | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
Class FI | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Class FI | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Class FI | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Class FI | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Class FI | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Class FI | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Class FI | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class FI | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class FI | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class R | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
Class R | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
Class R | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Class R | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
Class R | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Class R | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Class R | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Class R | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Class R | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Class R | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Class R | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class R | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class R | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class IS | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
Class IS | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
Class IS | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Class IS | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
Class IS | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Class IS | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Class IS | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Class IS | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Class IS | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Class IS | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Class IS | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class IS | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class IS | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class 1 | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
Class 1 | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
Class 1 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Class 1 | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
Class 1 | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Class 1 | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Class 1 | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Class 1 | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Class 1 | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Class 1 | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Class 1 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class 1 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class 1 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%